CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Lehman Brothers Income Funds (1933 Act File No. 002-85229; 1940 Act File No. 811-03802) (“Registrant”) hereby certifies (a) that the forms of the prospectuses used with respect to Neuberger Berman Cash Reserves, Neuberger Berman Core Bond Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman Municipal Money Fund, Neuberger Berman New York Municipal Money Fund, Neuberger Berman Short Duration Bond Fund and Neuberger Berman Strategic Income Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 70 to the Registrant’s Registration Statement (“Amendment No. 70”) and (b) that Amendment No. 70 was filed electronically.

Dated: March 4, 2009
	By:	/s/ Claudia A. Brandon
Claudia A. Brandon Executive Vice President and Secretary